Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Borrowings [Abstract]
Schedule of Borrowings
	As of
	September 30, 2024	December 31, 2023

Mortgage borrowings	$1,066,160	$1,804,950
Short-term borrowings, related party	5,000,000	5,000,000
Total	$6,066,160	$6,804,950

	As of December 31,
	2023	2022
Mortgage borrowings	$1,804,950	$4,477,254
Short-term borrowings, related party	5,000,000	—
Total	$6,804,950	$4,477,254